OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Other Assets
Schedule of other assets

Other assets item includes the following:

	As of December 31,
	2018	2017
	MCh$	MCh$

Assets for leasing (1)	47,486	48,099

Assets received or awarded in lieu of payment
Assets received in lieu of payment	17,525	20,904
Assets awarded at judicial sale	21,524	24,800
Provision on assets received in lieu of payment or awarded	(723)	(1,440)
Subtotal	38,326	44,264

Other assets
Guarantee deposits (margin accounts) (2)	170,232	323,767
Gold investments	522	478
VAT credit	9,097	9,570
Income tax recoverable	1,756	1,381
Prepaid expenses	477,819	116,512
Assets recovered from leasing for sale	6,848	4,235
Valuation adjustments by macrohedge	9,414	160
Pension plan assets	846	921
Accounts and notes receivable	59,511	59,574
Notes receivable through brokerage and simultaneous transactions	71,382	68,272
Other receivable assets	48,612	53,500
Other assets (3)	49,365	33,677
Subtotal	905,404	672,047

Total	991,216	764,410

(1)	Assets available to be granted under the financial leasing agreements.

(2)	Guarantee deposits (margin accounts) correspond to collateral associated with derivative financial contracts to mitigate the counterparty credit risk and are mainly established in cash. These guarantees operate when mark to market of derivative financial instruments exceed the levels of threshold agreed in the contracts, which could result in the Bank delivering or receiving collateral.

(3)	Other assets mainly include settlement of derivatives and other financial transactions.